Share-Based Compensation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Compensation Arrangement with Individual, Share-Based Payments [Line Items]
Share-based compensation expense	¥ 18	¥ 105	¥ 16,724
2018 Plan | Share-Based Payment Arrangement, Option [Member]
Deferred Compensation Arrangement with Individual, Share-Based Payments [Line Items]
Granted shares (in Shares)	63,381
2018 Plan | Share-Based Payment Arrangement, Tranche One [Member] | Share-Based Payment Arrangement, Option [Member]
Deferred Compensation Arrangement with Individual, Share-Based Payments [Line Items]
Vest option grants percentage	30.00%
2018 Plan | Share-Based Payment Arrangement, Tranche Two [Member] | Share-Based Payment Arrangement, Option [Member]
Deferred Compensation Arrangement with Individual, Share-Based Payments [Line Items]
Option granted years	2 years
2018 Plan | Share-Based Payment Arrangement, Tranche Three [Member] | Share-Based Payment Arrangement, Option [Member]
Deferred Compensation Arrangement with Individual, Share-Based Payments [Line Items]
Vest option grants percentage	40.00%